Angel Oak Total Return ETF
Schedule of Investments
October 31, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 34.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0312, 2.00%, 04/01/2052	$797,529	$649,202
Pool RA4179, 2.50%, 12/01/2050	346,157	294,467
Pool SD6284, 2.00%, 01/01/2054	321,526	261,024
Pool SD8150, 2.00%, 06/01/2051	352,308	286,895
Pool SD8224, 2.50%, 07/01/2052	309,315	263,758
Federal National Mortgage Association
Pool BV7773, 2.50%, 04/01/2052	684,095	582,358
Pool CA9273, 2.00%, 02/01/2051	257,815	210,269
Pool CB0456, 2.50%, 05/01/2051	617,825	524,206
Pool CB2806, 2.50%, 02/01/2052	821,541	705,526
Pool FM6672, 2.50%, 03/01/2051	39,606	33,716
Pool FM7652, 2.50%, 06/01/2051	194,483	166,046
Pool MA4237, 2.00%, 01/01/2051	537,207	439,814
Pool MA4512, 2.50%, 01/01/2052	261,493	223,421
Pool MA4547, 2.00%, 02/01/2052	569,971	462,007
Pool MA4548, 2.50%, 02/01/2052	80,040	68,037
Pool MA4563, 2.50%, 03/01/2052	31,327	26,628
Pool MA4599, 3.00%, 05/01/2052	419,598	371,457
Pool MA4653, 3.00%, 07/01/2052	350,025	311,261
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $5,890,615)		5,880,092

CORPORATE OBLIGATIONS - 23.1%	Par	Value
Basic Materials - 0.8%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	15,000	16,460
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	20,000	20,786
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	20,000	20,643
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	20,000	20,360
Mosaic Co., 5.63%, 11/15/2043	20,000	19,715
Nucor Corp., 5.10%, 06/01/2035	20,000	20,426
Nutrien Ltd., 2.95%, 05/13/2030	20,000	18,853
		137,243

Communications - 1.3%
AT&T, Inc., 4.90%, 08/15/2037	50,000	48,821
Comcast Corp., 6.50%, 11/15/2035	30,000	33,313
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	20,000	19,942
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	20,000	20,639
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	20,000	19,337
T-Mobile USA, Inc., 5.75%, 01/15/2034	30,000	31,736
Verizon Communications, Inc., 4.27%, 01/15/2036	55,000	51,406
		225,194

Consumer, Cyclical - 1.8%
BorgWarner, Inc., 5.40%, 08/15/2034	25,000	25,771
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	20,000	18,829
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	20,000	20,479
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	15,000	15,188
General Motors Financial Co., Inc., 6.10%, 01/07/2034	25,000	26,428
Lowe's Companies, Inc., 5.15%, 07/01/2033	25,000	25,756
Meritage Homes Corp., 5.65%, 03/15/2035	25,000	25,385
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	20,000	20,568
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	25,000	25,164
Phinia, Inc., 6.75%, 04/15/2029 (a)	25,000	25,822
PulteGroup, Inc., 6.38%, 05/15/2033	25,000	27,334
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	35,000	35,943
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	20,000	20,344
		313,011

Consumer, Non-cyclical - 5.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	20,000	20,700
Agilent Technologies, Inc., 4.75%, 09/09/2034	30,000	29,937
Amgen, Inc., 5.25%, 03/02/2033	30,000	31,073
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	20,000	20,994
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	25,000	26,446
Baxter International, Inc., 2.54%, 02/01/2032	35,000	30,610
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	20,000	20,278
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	35,000	32,839
Brown-Forman Corp., 4.00%, 04/15/2038	25,000	22,636
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	30,000	27,572
Campbell's Co., 5.40%, 03/21/2034	25,000	25,693
Conagra Brands, Inc., 5.30%, 11/01/2038	20,000	19,257
Constellation Brands, Inc., 4.90%, 05/01/2033	20,000	20,137
DaVita, Inc., 6.88%, 09/01/2032 (a)	20,000	20,740
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	20,000	20,209
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	30,000	32,300
Global Payments, Inc., 5.40%, 08/15/2032	25,000	25,312
HCA, Inc., 5.45%, 09/15/2034	30,000	30,882
J.M. Smucker Co., 6.20%, 11/15/2033	25,000	27,124
JBS USA Food Co., 6.75%, 03/15/2034	25,000	27,597
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	30,000	30,520
Kraft Heinz Foods Co., 6.88%, 01/26/2039	20,000	22,313
Kroger Co., 5.00%, 09/15/2034	30,000	30,262
Mars, Inc., 5.20%, 03/01/2035 (a)	25,000	25,669
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	20,000	20,152
Molson Coors Beverage Co., 4.20%, 07/15/2046	15,000	12,272
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	15,000	15,142
Philip Morris International, Inc., 5.25%, 02/13/2034	30,000	30,934
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	20,000	20,306
Royalty Pharma PLC, 3.30%, 09/02/2040	40,000	30,992
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	20,000	19,187
Tyson Foods, Inc., 4.88%, 08/15/2034	30,000	29,847
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	20,000	20,543
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	35,000	31,601
		852,076

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	20,000	20,478

Energy - 1.7%
Cheniere Energy Partners LP, 5.75%, 08/15/2034	25,000	26,000
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	25,000	25,755
Energy Transfer LP, 7.38%, 02/01/2031 (a)	25,000	26,045
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	20,000	20,445
Hess Corp., 7.13%, 03/15/2033	20,000	23,304
MPLX LP, 5.00%, 03/01/2033	25,000	25,062
ONEOK, Inc., 6.05%, 09/01/2033	25,000	26,501
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	25,000	25,725
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	20,000	18,689
Targa Resources Corp., 6.50%, 03/30/2034	25,000	27,307
Western Midstream Operating LP, 6.15%, 04/01/2033	25,000	26,354
Williams Cos., Inc., 5.60%, 03/15/2035	25,000	25,956
		297,143

Financial - 7.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	35,000	32,311
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	35,000	35,744
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	55,000	56,766
American Tower Corp., 5.55%, 07/15/2033	30,000	31,431
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	35,000	36,306
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	90,000	78,452
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	20,000	19,771
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	65,000	67,764
Crown Castle, Inc., 5.10%, 05/01/2033	35,000	35,468
Enact Holdings, Inc., 6.25%, 05/28/2029	30,000	31,417
EZCORP, Inc., 7.38%, 04/01/2032 (a)	20,000	21,175
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	65,000	68,058
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	20,000	20,275
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	20,000	20,879
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	20,000	20,752
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	75,000	82,626
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	45,000	43,972
M&T Bank Corp., 5.40%, 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	65,000	65,487
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	30,000	32,031
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	20,000	20,278
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	65,000	68,201
NMI Holdings, Inc., 6.00%, 08/15/2029	35,000	36,130
OneMain Finance Corp., 7.13%, 11/15/2031	20,000	20,743
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	70,000	73,964
Radian Group, Inc., 6.20%, 05/15/2029	30,000	31,369
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	20,000	20,593
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	20,000	20,307
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	65,000	68,579
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	20,000	19,977
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	20,000	20,485
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	65,000	68,279
		1,269,590

Industrial - 2.0%
Amphenol Corp., 5.25%, 04/05/2034	20,000	20,805
Arrow Electronics, Inc., 5.88%, 04/10/2034	30,000	31,435
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	20,000	21,024
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	30,000	25,289
Carrier Global Corp., 3.38%, 04/05/2040	15,000	12,228
CRH America Finance, Inc., 5.40%, 05/21/2034	25,000	25,940
CSX Corp., 6.15%, 05/01/2037	25,000	27,627
GATX Corp., 5.50%, 06/15/2035	35,000	35,979
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	15,000	15,322
Northrop Grumman Corp., 5.20%, 06/01/2054	20,000	19,159
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	20,000	20,829
RTX Corp., 6.10%, 03/15/2034	20,000	21,989
Sealed Air Corp., 6.50%, 07/15/2032 (a)	20,000	20,716
United Parcel Service, Inc., 5.50%, 05/22/2054	15,000	14,899
Waste Management, Inc., 4.88%, 02/15/2034	20,000	20,445
		333,686

Technology - 1.7%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	20,000	20,371
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	35,000	35,961
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	35,000	34,461
Fiserv, Inc., 5.25%, 08/11/2035	25,000	24,936
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	35,000	35,329
MSCI, Inc., 5.25%, 09/01/2035	35,000	35,144
Oracle Corp., 3.90%, 05/15/2035	35,000	31,286
Roper Technologies, Inc., 1.75%, 02/15/2031	40,000	34,925
VMware LLC, 2.20%, 08/15/2031	40,000	35,382
		287,795

Utilities - 1.2%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	30,000	32,563
Duke Energy Florida LLC, 6.40%, 06/15/2038	30,000	33,834
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	20,000	20,237
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	20,000	20,606
Pike Corp., 8.63%, 01/31/2031 (a)	20,000	21,365
Virginia Electric and Power Co., 5.15%, 03/15/2035	35,000	35,726
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	30,000	31,495
		195,826
TOTAL CORPORATE OBLIGATIONS (Cost $3,943,156)		3,932,042

U.S. TREASURY NOTES - 14.4%	Par	Value
1.50%, 02/15/2030	700,000	640,609
2.75%, 08/15/2032	250,000	233,291
4.75%, 02/15/2037	1,500,000	1,583,555
TOTAL U.S. TREASURY NOTES (Cost $2,459,560)		2,457,455

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7%	Par	Value
CIM Trust Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(b)	250,000	210,449
COLT Funding LLC Series 2021-RPL1, Class M2, 3.08%, 09/25/2061 (a)(b)	250,000	219,069
Credit Suisse Mortgage Capital Certificates Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(b)	57,116	50,014
Ellington Financial Mortgage Trust Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(b)	65,000	50,919
FIGRE Trust Series 2025-HE6, Class D, 6.04%, 09/25/2055 (a)(b)	250,000	251,633
JP Morgan Mortgage Trust
Series 2023-6, Class AX1, 0.27%, 12/26/2053 (a)(b)(c)	1,815,864	4,336
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(b)	196,341	197,995
New Residential Mortgage Loan Trust Series 2025-NQM5, Class M1, 6.09%, 08/25/2065 (a)(b)	250,000	251,609
Saluda Grade Mortgage Funding LLC Series 2025-LOC5, Class B1, 7.74% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	250,000	251,759
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,484,593)		1,487,783

COLLATERALIZED LOAN OBLIGATIONS - 5.9%	Par	Value
Willow Tree CLO Ltd., Series 2024-1A, Class B, 6.08% (3 mo. Term SOFR + 2.20%), 10/17/2034 (a)	1,000,000	1,000,617
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,003,464)		1,000,617

ASSET-BACKED SECURITIES - 5.1%	Par	Value
Automobile - 1.8%
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	200,000	214,219
CPS Auto Trust, Series 2025-B, Class E, 7.95%, 03/15/2033 (a)	24,000	24,621
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	25,000	25,231
Upgrade Auto Receivables Trust, Series 2025-1A, Class C, 5.55%, 04/15/2032 (a)	50,000	49,513
		313,584

Consumer - 3.3%
Pagaya AI Debt Selection Trust Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	351,353	358,588
Pagaya AI Debt Selection Trust, Series 2025-7, Class D, 5.54%, 05/15/2033 (a)	50,000	49,918
RCKT Mortgage Trust Series 2025-2A, Class E, 7.83%, 11/27/2034 (a)	50,000	49,882
SoFi Consumer Loan Program Trust, Series 2025-4, Class D, 5.27%, 08/25/2035 (a)	100,000	100,171
		558,559
TOTAL ASSET-BACKED SECURITIES (Cost $867,135)		872,143

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 4.7%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-171, Class A2, 4.40%, 06/25/2035 (b)	250,000	249,882
Series K-172, Class A2, 4.58%, 08/25/2035 (b)	250,000	253,081
Series K-173, Class A2, 4.60%, 09/25/2035 (b)	300,000	304,324
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $810,011)		807,287

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	1,256	47,201
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,832	203,773
TOTAL EXCHANGE TRADED FUNDS (Cost $250,944)		250,974

PREFERRED STOCKS - 0.4%	Shares	Value
Financial - 0.4%
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	65,000	67,670
TOTAL PREFERRED STOCKS (Cost $67,929)		67,670

SHORT-TERM INVESTMENTS - 3.9%	Shares	Value
Money Market Funds – 3.9% First American Government Obligations Fund - Class U, 4.05% (d)	665,673	665,673
TOTAL SHORT-TERM INVESTMENTS (Cost $665,673)		665,673

TOTAL INVESTMENTS - 102.2% (Cost $17,443,080)		17,421,736
Liabilities in Excess of Other Assets - (2.2)%		(374,930)
TOTAL NET ASSETS - 100.0%		$17,046,806

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $4,579,777 or 26.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(c)	Interest only security.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities - U.S. Government Agency	$–	$5,880,092	$–	$5,880,092
Corporate Obligations	–	3,932,042	–	3,932,042
U.S. Treasury Notes	–	2,457,455	–	2,457,455
Residential Mortgage-Backed Securities	–	1,487,783	–	1,487,783
Collateralized Loan Obligations	–	1,000,617	–	1,000,617
Asset-Backed Securities	–	872,143	–	872,143
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	807,287	–	807,287
Exchange Traded Funds	250,974	–	–	250,974
Preferred Stocks	–	67,670	–	67,670
Short-Term Investments	665,673	–	–	665,673
Total	$916,647	$16,505,089	$–	$17,421,736

See the Schedule of Investments for further disaggregation of investment categories.